Convertible Debt - Schedule of Company’s Make-Whole Share Liability (Details)	9 Months Ended
Sep. 30, 2024 USD ($) shares
Schedule of Company’s Make-Whole Share Liability [Line Items]
Shares | shares	32,500
Value | $	$ 130,000
Alan Musso [Member] | Shares Officers & Directors [Member]
Schedule of Company’s Make-Whole Share Liability [Line Items]
Position	Former CFO
Shares | shares	3,125
Value | $	$ 12,500
Date Earned	Mar. 01, 2023
Christopher Acevedo [Member] | Shares Officers & Directors [Member]
Schedule of Company’s Make-Whole Share Liability [Line Items]
Position	Current CFO
Shares | shares	9,375
Value | $	$ 37,500
Date Earned	Upon IPO
Joacim Borg [Member] | Shares Officers & Directors [Member]
Schedule of Company’s Make-Whole Share Liability [Line Items]
Position	Director
Shares | shares	20,000
Value | $	$ 80,000
Date Earned	Jul. 01, 2022